Income Taxes - Schedule of Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning of the year	$ 707	$ 0
Increase – current year positions	760	600
Increase – prior year positions	0	107
End of the year	$ 1,467	$ 707